UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period
_____________ to _____________

Date of Report (Date of earliest event reported)  ______________________

Commission File Number of securitizer: ______________________

Central Index Key Number of securitizer: ______________________

___________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer: 0001828000

Global Container International LLC1

Central Index Key Number of issuing entity (if applicable):  Not applicable
Central Index Key Number of underwriter (if applicable): Not applicable

Jeffrey Gannon, Chief Executive Officer, Telephone: (339) 203-0939
Name and telephone number, including area code, of the person to contact in connection with this filing.

1 Global Container International LLC, as securitizer, is filing this Form ABS-15G in respect of certain asset-backed securities registered by GCI Funding I LLC, an affiliated issuer.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by
the Issuer

Attached as Exhibit 99.1 hereto is the report of independent accountants on applying agreed-upon procedures, dated October 5, 2020 obtained by the securitizer, with respect to certain agreed-upon procedures performed by KPMG LLP.

EXHIBIT INDEX

99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated October 5, 2020

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Global Container International LLC
(Securitizer)

By:	/s/ Jeffrey Gannon
Name: Jeffrey Gannon
Title: Chief Executive Officer

Date:  October 9, 2020